Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Deferred revenue, revenue recognized	¥ 79,042
Revenue remaining performance obligation	¥ 235,825
Revenue remaining performance obligation, percentage within a year	89.00%
Revenue remaining performance obligation, percentage within two year	11.00%
Fixed maintenance service contract as percentage of service revenue	12.00%
Fixed maintenance service contract remaining period	2 years
Other Current Liabilities
Disaggregation of Revenue [Line Items]
Deferred revenue	¥ 135,455	¥ 113,030
Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Contract assets	¥ 42,752	¥ 43,783